Property, Plant And Equipment - Schedule of Jointly-Owned Utility Plants (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 2,761
Accumulated Depreciation	(1,043)
Net Book Value	1,718
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	1,485
Accumulated Depreciation	(432)
Net Book Value	$ 1,053
Springerville Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	86.00%
Cost	$ 530
Accumulated Depreciation	(302)
Net Book Value	$ 228
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	$ 275
Accumulated Depreciation	(136)
Net Book Value	$ 139
Four Corners Units 4 and 5 ("Four Corners")
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	$ 271
Accumulated Depreciation	(128)
Net Book Value	$ 143
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 119
Accumulated Depreciation	(45)
Net Book Value	$ 74
Luna Energy Facility ("Luna")
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	$ 81
Accumulated Depreciation	0
Net Book Value	$ 81